COMMITMENTS AND CONTINGENCY (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCY
Schedule of minimum rental payments under certain operating leases, relating to the rental of office premises
Year ending December 31,
2013	$935,023
2014	322,932
2015	179,356
2016	24,147
2017	13,236
2018 and thereafter	29,995
$1,504,689

Schedule of payments under future minimum purchase commitments under agreements to pay media costs
Year ending December 31,
2013	$75,212,000
2014	72,289,000
2015	64,206,000
2016	21,508,000
2017	11,941,000
2018 and thereafter	20,120,000
$265,276,000